RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 2,443	$ 11,002	$ 94,969
Xiaomi Communication | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues		11,002	92,046
Whale Microelectronics
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	4,251	$ 3,338	12,261
Whale Microelectronics | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	2,059		$ 2,923
Others
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	6
Others | Sales
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 384